Loans Payable, Shareholders	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 8 — Loans Payable, Shareholders

On February 2, 2010, AGRL entered in to an agreement with Messrs. Lam and Vong to provide funding for working capital and to advance funds to the Promoter Companies.  Pursuant to the agreement, the loans will be in an amount not less than $19,300,000 on and after February 2, 2010 (the date of the acquisition of AGRL by AERL), not less than $45,000,000 on and after March 31, 2010 and until the agreement is terminated. This funding commitment terminates at the end of the fiscal quarter that AGRL’s working capital is not less than $100,000,000, exclusive of any working capital provided by Messrs. Lam and Vong.  If at any time the balance exceeds the minimum requirement, Messrs. Lam and Vong may request repayment for the excess amount. As of December 31, 2012 and 2011, the amount of the funding advanced to AGRL by Messrs. Lam and Vong was approximately $62,214,078 and $62,641,619, respectively.  Messrs. Lam and Vong also guarantee to AGRL the repayment of the loans made by AGRL to the Promoter Companies.  Any amounts due to AGRL pursuant to the guaranty provided by Messrs. Lam and Vong may, at AGRL's election, be offset against amounts owing Messrs. Lam and Vong by AGRL pursuant to the agreement.

On April 18, 2011, the terms of the loan agreement were amended and the loan amount totaling $60,000,000 ($30,000,000 each to Messrs. Lam and Vong) was fixed, non-interest bearing and due on April 18, 2014.  Therefore, this portion of the loan amount as of December 31, 2012 and 2011 has been classified as a long term liability.  In conjunction with the loan amendment, the loans are convertible at the option of the lenders at a rate of $20 per Ordinary Share or an aggregate of 3,000,000 Ordinary Shares.  Additionally, should the closing price of the Ordinary Shares as reported by the Nasdaq Stock Market for any ten (10) consecutive Trading Days following the date of amendment equals or exceeds $25, the Company shall have the right to convert all of the loans at a rate of $20 per Ordinary Shares, or an aggregate of 3,000,000 Ordinary Shares.